EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2026
Events During Reporting Period [Abstract]
EVENTS DURING THE REPORTING PERIOD
NOTE 8 - EVENTS DURING THE REPORTING PERIOD

1.	Share-based payment

1.
On May 10, 2026, the Company granted 201,698 RSUs to employees of the Company and its subsidiaries which will be vested as follows: an initial vesting of 116,598 RSUs will occur 20 days after the grant date, 85,000 RSUs will vest annually on March 15, over a period of 4 years (21,250 per year) and the remaining will vest 20% on December 17, 2026, with an additional 5% vesting every 90 days thereafter.

2.
On May 27, 2026, the Company granted 129,277 RSUs and 320,000 PSUs to employees of the Company and its subsidiaries, subject to final determination and agreement by the Company and each employee with regards to award quantity and individual performance conditions. 25,500 RSUs will vest 30 days after the grant date, 71,500 RSUs will vest annually on March 15, over a period of 4 years (17,875 per year), 30,000 RSUs will vest annually on March 15, over a period of 5 years (6,000 per year), and 2,277 RSUs will vest over 4 years, 25% vesting after the first year and the remaining balance vesting in equal installments of 6.25% every 90 days thereafter. 167,000 of the PSUs vest over 5 years period (33,400 per year), subject to the achievement of specific annual Company performance targets, and 153,000 of the PSUs vesting, subject to achievement of certain strategic Company targets in 2028. Assuming maximum achievement of all performance and strategic targets, the Company expects to recognize approximately $25 million of stock-based compensation expense in the consolidated statements of profit or loss over the respective vesting periods.

3.
On June 11, 2026, the Company granted equity awards to employees of the Company and its subsidiaries, comprising of 4,336 ESOPs which will vest over 4 years (25% after year one, then 6.25% every 90 days); 1,438 ESOPs will vest after 30 days, 3,552 ESOPs will vest over a period of 3 years (every 90 days 296 units); 3,000 PSUs will vest over 5 years, subject to achievement of that year's company annual targets, and 106,667 RSUs, out of which 105,425 units will vest over 4 years (25% after year one, then 6.25% every 90 days) and an additional 1,242 units will vest over 4 years from the grant date, with 25% vesting on January, 2027.

4.	CEO and CTO Service Agreement

a.
Under the Revised Service Agreements, both Mr. Nechmad (CEO, through Yair Nechmad Ltd.) and Mr. Ben Avi (CTO, through David Ben Avi Ltd.) will each provide management services to the Company on identical terms, in exchange for: (a) a grant of 810,086 options, granted on May 19, 2026, each exercisable into one ordinary share, vesting in equal parts over a three-year period from May 6, 2028 to May 6, 2031; and (b) reimbursement of various expenses.

b.
The Options (for both the CEO and CTO) vest based on two cumulative conditions: (a) time- one-third vests each year of the three-year period; and (b) share price performance- if the Company's Nasdaq share price stays below $120 ("Floor Price") throughout a given year, no options vest that year; if it reaches $240 or more ("Maximum Price") at any point, the full annual tranche vests; and if the price is between $120-$240, vesting is calculated on a linear basis between those two thresholds.

c.
The valuation was estimated via Monte Carlo simulation, the standard method when no deterministic approach exists. The fair value of the options was estimated based on the following assumptions: a share price of $67, an exercise price of $70.22, an expected option life of 5 years, a risk-free interest rate of 0.0408, an average standard deviation of 0.4389. The company estimated the total value of the benefit at approximately $4,930 thousand for each of the CEO and CTO grants.

d.	As a result of these grants, an expense of $693 thousand was recognized under general and administrative expenses in this quarter.

Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Grant date fair value
May 10, 2026 - RSU	$72	-	-	-	-	$72
May 19, 2026 - ESOP	$67	$70.22	5	0.0408	0.4389	$6.08	(***)
May 27, 2026 – RSU/PSU	$74.31	-	-	-	-	$74.31
June 11, 2026 - RSU/PSU	$66.33	-	-	-	-	$66.33
June 11, 2026 – ESOP	$66.33	$69.27	3.61	0.0412	0.4805	$25.61
June 11, 2026 – ESOP	$66.33	$0.01	3.12	0.0367	0.4667	$66.33

(**) The Average standard deviation was determined based on historical volatility of the company.

(***) The grant-date fair value has been calculated incorporating the probability of achieving the relevant tranche

In respect of employees and officers in Israel, all plans described above are supposed to be managed under the rules of the capital option, as set out in Section 102 of the Income Tax Ordinance. The allotments to Israelis who are not employees are subject to Section 3(i) to the Income Tax Ordinance.

Overseas employees and service providers are subject to tax laws in their respective countries.

2.	Information Security Incident
As previously disclosed, the Company’s investigation into the cybersecurity incident remains ongoing. While the investigation has identified that certain information was accessed and exfiltrated, the Company has not been able to determine with sufficient certainty the precise scope, volume or complete contents of the information involved.

The information potentially affected may include copies of scanned documents, business-related information and payment transaction records. To date, the Company has been able to confirm with certainty that the material exfiltrated included one scanned driving license, 24 payment transaction records that did not contain directly identifying personal information, and 25 payment-card records showing only the card scheme identifier and the final digits of the card number. No CVV values, full cardholder names or identification numbers were visible in the material reviewed. These findings should not be interpreted as establishing the full scope or contents of the information accessed or exfiltrated.

Based on the Company’s systems and data-retention practices, payment transaction records generally do not contain sensitive payment authentication data, such as CVV values, identification information or other authentication credentials. In addition, a significant proportion of the relevant transactions were conducted using digital wallets, including Apple Pay and Google Pay, where payment credentials are represented by tokenized values rather than the underlying card credentials.

Based on the investigation completed to date, the Company has found no evidence that customer safeguarded funds were accessed or affected, and no unauthorized access to the accounts holding such funds has been identified.

The Company's system review and technical remediation activities have been completed, and the Company's systems have been cleared and based on its investigation to date, confirmed to be free of unauthorized access. The Company's production environment and core systems have not been impacted.

The Company continues to assess the nature and scope of the affected information and will provide further updates if and when material additional information becomes available